UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-00642

DWS International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  10/31

Date of reporting period: 1/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of January 31, 2011 (Unaudited)

DWS Latin America Equity Fund
	Shares	Value ($)
Equity Securities 101.1%
Argentina 0.5%
Nortel Inversora SA "A" (ADR) 144A (Preferred)	33,663	0
Tenaris SA (ADR) (a)	80,000	3,773,600

(Cost $3,136,616)		3,773,600
Brazil 72.5%
AES Tiete SA (Preferred)	312,800	4,405,977
All America Latina Logistica	367,200	3,101,578
B2W Companhia Global do Varejo	168,000	2,847,116
Banco Bradesco SA (ADR) (Preferred) (a)	1,910,999	36,156,101
Banco do Brasil SA	568,700	10,152,981
Banco Santander Brasil SA (Units)	990,000	11,480,068
BM&F BOVESPA SA	1,840,000	12,859,414
Bradespar SA (Preferred)	500,000	13,713,669
Braskem SA "A" (Preferred)*	52	654
BRF-Brasil Foods SA	738,400	12,115,085
Centrais Eletricas Brasileiras SA "B" (Preferred)	210,000	3,395,123
Centrais Eletricas Brasileiras SA, (Rights) Expiration Date 2/14/2011*	40,850	1,961
Cielo SA	627,200	4,654,287
Companhia Brasileira de Distribuicao Grupo Pao de Acucar "A" (Preferred)	84,900	3,197,470
Companhia de Bebidas das Americas (ADR) (Preferred) (a)	810,000	21,627,000
Companhia de Concessoes Rodoviarias	132,000	3,644,956
Companhia Energetica de Minas Gerais (ADR) (Preferred) (a)	380,000	6,277,600
Companhia Siderurgica Nacional SA (ADR) (a)	800,000	13,648,000
Cosan SA Industria e Comercio	270,000	4,216,143
Embraer SA	500,000	4,055,311
Fibria Celulose SA*	120,000	1,852,245
Gafisa SA	700,000	4,287,471
Gerdau SA (Preferred)	680,000	8,709,319
Gol Linhas Aereas Inteligentes SA (Preferred)	100,000	1,428,357
Hypermarcas SA*	181,600	2,161,399
Itau Unibanco Holding SA (ADR) (Preferred) (a)	2,140,000	46,010,000
Itausa - Investimentos Itau SA (Preferred)	2,335,700	16,519,933
Localiza Rent a Car SA	150,000	2,254,117
Lojas Renner SA	100,000	2,903,506
Metalurgica Gerdau SA (Preferred)	290,000	4,434,506
Natura Cosmeticos SA	131,700	3,373,581
OGX Petroleo e Gas Participacoes SA*	1,600,000	16,518,792
OSX Brasil SA*	14,600	3,626,024
PDG Realty SA Empreendimentos e Participacoes	2,130,800	11,785,582
Petroleo Brasileiro SA	605,100	10,908,099
Petroleo Brasileiro SA (ADR)	640,000	23,507,200
Petroleo Brasileiro SA (ADR) (Preferred) (a)	1,530,000	50,872,500
Petroleo Brasileiro SA (Preferred)	2,200,000	35,752,722
Redecard SA	300,000	3,707,370
Souza Cruz SA	55,000	2,627,013
Suzano Papel e Celulose SA (Preferred)	225,000	1,957,167
Tam SA (Preferred)	50,000	1,098,113
Ultrapar Participacoes SA (Preferred)	65,000	4,102,103
Usinas Siderurgicas de Minas Gerais SA "A" (Preferred)	529,150	6,167,782
Vale SA	400,000	13,696,872
Vale SA "A" (Preferred)	420,000	12,847,296
Vale SA (ADR) (a)	676,355	23,557,445
Vale SA (ADR) (Preferred) (a)	1,779,300	55,122,714
Vivo Participacoes SA (ADR)	225,000	7,659,000

(Cost $331,218,470)		550,998,722
Chile 3.2%
Empresa Nacional de Electricidad SA (ADR) (a)	40,800	2,129,760
Empresas CMPC SA	55,000	2,674,876
Empresas Copec SA	444,300	7,618,016
Enersis SA (ADR)	218,400	4,533,984
Lan Airlines SA (ADR) (a)	135,000	3,786,750
Sociedad Quimica y Minera de Chile SA "B" (Preferred)	70,000	3,751,780

(Cost $16,742,966)		24,495,166
Colombia 0.7%
Bancolombia SA (ADR) (Preferred) (a) (Cost $2,646,707)	86,900	5,078,436
Luxembourg 0.7%
Adecoagro SA* (Cost $4,717,350)	428,850	5,403,510
Mexico 19.9%
America Movil SAB de CV "L"	1,452,050	4,141,532
America Movil SAB de CV "L" (ADR) (a)	825,000	47,016,750
Cemex SAB de CV (ADR) (a)	380,000	3,598,600
Cemex SAB de CV (Units)	3,000,000	2,831,589
Corporacion GEO SAB de CV "B"*	1,270,000	4,347,795
Empresas ICA SAB de CV*	1,750,000	4,435,949
Fomento Economico Mexicano SAB de CV (ADR) (Units)	190,000	10,083,300
Grupo Aeroportuario del Pacifico SAB de CV "B" (ADR) (a)	70,000	2,740,500
Grupo Elektra SA de CV	70,000	2,921,293
Grupo Financiero Banorte SAB de CV "O"	1,420,000	6,320,996
Grupo Mexico SAB de CV "B"	5,030,000	19,749,312
Grupo Modelo SAB de CV "C"	560,000	3,442,816
Grupo Televisa SA (ADR)*	440,000	10,586,400
Industrias Penoles SAB de CV	180,000	5,994,559
OHL Mexico SAB de CV*	5,110,714	9,959,383
Wal-Mart de Mexico SAB de CV "V"	4,600,000	12,793,999

(Cost $62,761,830)		150,964,773
Peru 2.2%
Compania de Minas Buenaventura SA (ADR)	264,000	10,824,000
Credicorp Ltd.	60,300	6,286,878

(Cost $5,828,738)		17,110,878
United States 1.4%
Southern Copper Corp. (a) (b) (Cost $5,361,229)	229,600	10,290,672

Total Equity Securities (Cost $432,413,906)		768,115,757

		Units	Value ($)
Other Investments 0.0%
Brazil
TOTVS SA (Debenture Unit), 3.5%, 8/19/2019 (Cost $984,226) (c)	BRL	93,000	335,872

	Shares	Value ($)
Securities Lending Collateral 28.8%
Daily Assets Fund Institutional, 0.25% (d) (e) (Cost $218,483,631)	218,483,631	218,483,631

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $651,881,763) †	129.9	986,935,260
Other Assets and Liabilities, Net	(29.9)	(227,097,495)

Net Assets	100.0	759,837,765

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $672,951,671.  At January 31, 2011, net unrealized appreciation for all securities based on tax cost was $313,983,589.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $345,943,332 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $31,959,743.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2011 amounted to $215,903,177 which is 28.4% of net assets.
(b)	Security is listed in country of domicile. Significant business activities of company are in Latin America.
(c)
The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities").  Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933.  The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security.  Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell.  This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund.  The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
TOTVS SA (Debenture Unit)	September 2008	984,226	335,872	0.04

(d)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(e)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt

Currency Abbreviations

BRL	Brazilian Real

At January 31, 2011 the DWS Latin America Equity Fund had the following sector diversification:

Sector	Market Value ($)	As a % of Equity Securities
Materials	215,423,057	28.0%
Financials	150,864,807	19.6%
Energy	149,061,040	19.4%
Consumer Staples	81,041,316	10.6%
Telecommunication Services	58,817,282	7.7%
Industrials	44,123,030	5.7%
Consumer Discretionary	39,679,163	5.2%
Utilities	20,744,405	2.7%
Information Technology	8,361,657	1.1%
Total	768,115,757	100.0%

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Securities
Argentina	$3,773,600	$—	$0	$3,773,600
Brazil	550,998,722	—	—	550,998,722
Chile	24,495,166	—	—	24,495,166
Colombia	5,078,436	—	—	5,078,436
Luxembourg	5,403,510	—	—	5,403,510
Mexico	150,964,773	—	—	150,964,773
Peru	17,110,878	—	—	17,110,878
United States	10,290,672	—	—	10,290,672
Other Investments	—	—	335,872	335,872
Short-Term Investments	218,483,631	—	—	218,483,631
Total	$986,599,388	$—	$335,872	$986,935,260

There have been no significant transfers between Level 1 and Level 2 fair value measurements during the period ended January 31, 2010.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:
	Equity Securities	Other Investments	Total
Balance as of October 31, 2010	$0	$339,948	$339,948
Realized gains (loss)	—	—	—
Change in unrealized appreciation (depreciation)	0	(4,076)	(4,076)
Amortization premium/ discount	—	—	—
Net purchases (sales)	—	—	—
Transfers into Level 3	—	—	—
Transfers (out) of Level 3	—	—	—
Balance as of January 31, 2011	$0	$335,872	$335,872
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2011	$0	$(4,076)	$(4,076)

Transfers between price levels are recognized at the beginning of the reporting period.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Latin America Equity Fund, a series of DWS International Fund, Inc.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 24, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 24, 2011